Related party transactions	6 Months Ended
Jun. 30, 2024
Related party transactions
Related party transactions

26.Related party transactions

As at June 30, 2024 the Company’s key shareholders are Andrey Fadeev owning 21.98%, Boris Gertsovsky owning 16.45%, and Dmitrii Bukhman and Igor Bukhman, each owning 18.8% of the Company’s issued shares.

The transactions and balances with related parties are as follows:

(i)Directors and key management’s remuneration

The remuneration of Directors and other members of key management was as follows:

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Directors’ remuneration	579	405	345	76
-short-term employee benefits	579	405	345	76
Other members of key management’s remuneration	627	841	220	447
-short-term employee benefits	469	645	203	445
-share-based payments	158	196	17	2
Total	1,206	1,246	565	523

(ii)Interest income

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Castcrown Ltd	25	198	25	69
MX Capital Ltd	—	795	—	400
	25	993	25	469

(iii)Loans receivable

	June 30, 2024	December 31, 2023
Loan to Castcrown Ltd - net (Note 17)	516	—
	516	—

The amount of ECL in respect of loans receivable from related parties is 35,055 and the amount related to the change in fair value is 455 as at June 30, 2024 and is 25,166 and 8,624 accordingly as at December 31, 2023.